Warrants - Series A-3 Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020	Jun. 30, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)				7,520,000
Exercise price of warrants				$ 11.50
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)	522,009		522,009
Warrant liabilities			$ 11.5
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		238,189			238,189
Exercise price of warrants					$ 0.04
Exercise of warrants	$ 3.0
Warrant liabilities	$ 2.9				$ 0.7